Share Capital - Schedule of Outstanding Special Shares (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Number of Class A Special Shares [Member]
Schedule of Outstanding Special Shares [line items]
Balance at beginning	$ 6,441
Issuance of special shares pursuant to the acquisition of First Towers	6,441	6,441
Issuance of special shares pursuant to a debt settlement
Balance at closing	6,441	6,441
Number of Class B Special Shares [Member]
Schedule of Outstanding Special Shares [line items]
Balance at beginning	244,814
Issuance of special shares pursuant to the acquisition of First Towers	212,265	212,265
Issuance of special shares pursuant to a debt settlement	32,549	32,549
Balance at closing	244,814	244,814
Capital [Member]
Schedule of Outstanding Special Shares [line items]
Balance at beginning	21,053,077
Issuance of special shares pursuant to the acquisition of First Towers	20,298,721	20,298,721
Issuance of special shares pursuant to a debt settlement	754,356	754,356
Balance at closing	$ 21,053,077	$ 21,053,077